UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2012

Item 1. Schedule of Investments.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.4%
	CONSUMER DISCRETIONARY – 12.9%
1,958	BorgWarner, Inc.*	$162,201
4,868	Dollar Tree, Inc.*	430,867
1,368	Harman International Industries, Inc.	67,210
28,544	KB Home	325,972
9,094	Macy's, Inc.	345,299
3,058	McDonald's Corp.	303,598
5,741	Ross Stores, Inc.	306,167
4,238	Thor Industries, Inc.	138,032
4,855	Time Warner, Inc.	180,655
4,104	Ulta Salon Cosmetics & Fragrance, Inc.*	341,617
3,755	Viacom, Inc. - Class B	178,813
4,963	Walt Disney Co.	208,396
		2,988,827
	CONSUMER STAPLES – 11.2%
3,353	Coca-Cola Co.	234,241
2,951	Colgate-Palmolive Co.	274,974
4,426	Corn Products International, Inc.	253,831
5,472	Dr. Pepper Snapple Group, Inc.	208,210
5,446	H.J. Heinz Co.	287,059
7,484	Hain Celestial Group, Inc.*	305,646
2,280	Hershey Co.	138,396
3,782	Kimberly-Clark Corp.	275,632
11,965	Kroger Co.	284,647
2,199	McCormick & Co., Inc.	110,939
3,621	Wal-Mart Stores, Inc.	213,929
		2,587,504
	ENERGY – 11.5%
2,307	Apache Corp.	248,994
4,292	Carrizo Oil & Gas, Inc.*	120,906
4,507	Chevron Corp.	491,804
5,392	Clean Energy Fuels Corp.*	101,316
2,843	Ensco PLC - ADR	165,747
5,150	Exxon Mobil Corp.	445,475
3,514	Hess Corp.	228,129
8,075	Marathon Oil Corp.	273,662
1,368	Oil States International, Inc.*	111,109
3,112	Royal Dutch Shell PLC - ADR	231,159
3,112	Schlumberger Ltd.	241,522
		2,659,823

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS – 12.7%
3,487	American Express Co.	$184,427
7,244	Ares Capital Corp.	120,758
1,529	BlackRock, Inc.	304,271
9,255	Hospitality Properties Trust - REIT	228,876
3,433	Invesco Ltd.	85,035
1,931	Jones Lang LaSalle, Inc.	157,203
7,941	JPMorgan Chase & Co.	311,605
7,941	Marsh & McLennan Cos., Inc.	247,759
7,216	MetLife, Inc.	278,177
5,392	Rayonier, Inc. - REIT	240,030
5,768	Senior Housing Properties Trust - REIT	123,435
1,448	Toronto-Dominion Bank	118,041
3,970	Travelers Cos., Inc.	230,141
10,355	U.S. Bancorp	304,437
		2,934,195
	HEALTH CARE – 11.3%
912	Air Methods Corp.*	82,290
4,400	Amgen, Inc.	298,980
6,411	HCA Holdings, Inc.	170,982
2,736	McKesson Corp.	228,483
8,102	Merck & Co., Inc.	309,253
617	Mettler-Toledo International, Inc.*	111,233
5,526	Myriad Genetics, Inc.*	133,729
2,897	Perrigo Co.	298,565
11,482	Pfizer, Inc.	242,270
5,150	Sirona Dental Systems, Inc.*	256,985
4,641	St. Jude Medical, Inc.	195,479
6,089	Teva Pharmaceutical Industries Ltd. - ADR	272,848
		2,601,097
	INDUSTRIALS – 7.4%
3,138	Acacia Research Corp.*	123,951
2,575	Cintas Corp.	99,292
2,790	Deere & Co.	231,375
3,192	Illinois Tool Works, Inc.	177,762
5,097	MasTec, Inc.*	89,656
1,636	Middleby Corp.*	159,903
3,568	Norfolk Southern Corp.	245,835
1,931	Snap-on, Inc.	118,042
3,594	Stanley Black & Decker, Inc.	276,019

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
2,494	United Parcel Service, Inc. - Class B	$191,764
		1,713,599
	INFORMATION TECHNOLOGY – 22.7%
3,518	Adobe Systems, Inc.*	115,707
1,046	Apple, Inc.*	567,392
4,333	Autodesk, Inc.*	164,004
2,521	CACI International, Inc. - Class A*	149,092
8,310	Cirrus Logic, Inc.*	195,950
1,019	Coherent, Inc.*	56,534
9,953	eBay, Inc.*	355,720
18,538	EMC Corp.*	513,317
5,338	Finisar Corp.*	108,308
482	Google, Inc. - Class A*	297,997
4,641	IAC/InterActiveCorp	211,630
10,650	Intel Corp.	286,272
1,636	International Business Machines Corp.	321,850
2,951	KLA-Tencor Corp.	142,828
10,194	Mentor Graphics Corp.*	154,541
5,687	Microsemi Corp.*	118,972
13,762	Nuance Communications, Inc.*	356,711
2,763	Open Text Corp.*	168,875
3,085	RADWARE Ltd.*	102,700
11,150	Seagate Technology PLC	292,799
3,138	Sourcefire, Inc.*	141,273
6,867	Symantec Corp.*	122,507
5,902	TIBCO Software, Inc.*	170,981
2,924	VeriFone Systems, Inc.*	140,030
		5,255,990
	MATERIALS – 3.5%
1,931	Ashland, Inc.	122,735
8,477	Barrick Gold Corp.	404,607
1,797	Monsanto Co.	139,052
1,529	PPG Industries, Inc.	139,521
		805,915
	TELECOMMUNICATION SERVICES – 2.4%
9,792	AT&T, Inc.	299,537
9,845	Vodafone Group PLC - ADR	266,701
		566,238

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES – 3.8%
6,285	American States Water Co.	$231,665
7,028	California Water Service Group	135,008
3,058	Northeast Utilities	109,782
3,916	Pinnacle West Capital Corp.	184,170
8,075	Westar Energy, Inc.	222,224
		882,849
	TOTAL COMMON STOCKS (Cost $18,748,442)	22,996,037

	EXCHANGE-TRADED FUNDS – 0.0%
97	SPDR S&P Regional Banking ETF - ETF	2,608

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,637)	2,608

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 5.0%
$1,145,328	UMB Money Market Fiduciary Fund, 0.01%1	1,145,328

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,145,328)	1,145,328

	TOTAL INVESTMENTS – 104.4% (Cost $19,896,407)	24,143,973
	Liabilities in Excess of Other Assets – (4.4)%	(1,028,226)

	TOTAL NET ASSETS – 100.0%	$23,115,747

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks All-Cap Core Fund
SUMMARY OF INVESTMENTS
As of February 29, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	22.7%
Consumer Discretionary	12.9%
Financials	12.7%
Energy	11.5%
Health Care	11.3%
Consumer Staples	11.2%
Industrials	7.4%
Utilities	3.8%
Materials	3.5%
Telecommunication Services	2.4%
Total Common Stocks	99.4%
Exchange-Traded Funds	0.0%
Short-Term Investments	5.0%
Total Investments	104.4%
Liabilities in Excess of Other Assets	(4.4)%
Total Net Assets	100.0%

See accompanying Notes to Schedules of Investments

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 103.1%
	CONSUMER DISCRETIONARY – 19.3%
9,680	Dick's Sporting Goods, Inc.1	$433,277
8,450	Dollar Tree, Inc.*1	747,909
21,580	Foot Locker, Inc. 1	629,489
26,040	Grupo Televisa S.A.B. - ADR1	555,433
58,259	Interpublic Group of Cos., Inc. 1	682,795
16,120	Lennar Corp. - Class A1	376,886
24,350	Macy's, Inc.1	924,569
8,572	Red Robin Gourmet Burgers, Inc.*1	294,963
15,940	Ross Stores, Inc.1	850,080
9,960	Thor Industries, Inc.1	324,397
16,920	TJX Cos., Inc.1	619,441
3,810	VF Corp.1	556,451
11,661	Viacom, Inc. - Class B1	555,297
3,250	Whirlpool Corp.1	245,603
		7,796,590
	CONSUMER STAPLES – 9.4%
9,400	Coca-Cola Co.1	656,684
11,040	Corn Products International, Inc.1	633,144
11,200	H.J. Heinz Co.1	590,352
18,470	Hain Celestial Group, Inc.*1	754,315
8,870	Hershey Co.1	538,409
27,080	Kroger Co.1	644,233
		3,817,137
	ENERGY – 1.3%
13,938	Tenaris S.A. - ADR1	539,122

	FINANCIALS – 3.3%
17,654	Hospitality Properties Trust - REIT1	436,584
13,550	Rayonier, Inc. - REIT1	603,246
10,128	U.S. Bancorp1	297,763
		1,337,593
	HEALTH CARE – 15.0%
7,875	Abbott Laboratories1	445,804
9,430	Amgen, Inc.1	640,769
3,390	Bio-Rad Laboratories, Inc. - Class A*1	345,509
14,751	HCA Holdings, Inc.1	393,409
4,140	Magellan Health Services, Inc.*1	195,656
9,292	McKesson Corp.1	775,975
17,350	Merck & Co., Inc.1	662,250
13,440	Orthofix International N.V.*1	526,982
17,283	Teva Pharmaceutical Industries Ltd. - ADR1	774,451

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
13,380	UnitedHealth Group, Inc.1	$745,935
7,433	Zoll Medical Corp.*1	543,724
		6,050,464
	INDUSTRIALS – 22.0%
10,740	Clean Harbors, Inc.*1	721,298
5,087	Cummins, Inc.1	613,340
7,350	Deere & Co.1	609,535
21,260	Deluxe Corp.1	524,484
9,800	FTI Consulting, Inc.*1	392,686
25,440	Granite Construction, Inc.1	727,584
10,918	IDEX Corp.1	456,372
8,270	Snap-on, Inc.1	505,545
3,206	Stanley Black & Decker, Inc.1	246,221
5,870	Teledyne Technologies, Inc.*1	349,852
18,165	Textainer Group Holdings Ltd.1	603,441
6,620	Union Pacific Corp.1	729,855
9,010	United Parcel Service, Inc. - Class B1	692,779
7,310	United Technologies Corp.1	613,090
3,786	W.W. Grainger, Inc.1	786,466
7,250	Woodward, Inc.1	317,333
		8,889,881
	INFORMATION TECHNOLOGY – 24.6%
1,760	Apple, Inc.*1	954,695
9,315	Autodesk, Inc.*1	352,573
13,130	Broadridge Financial Solutions, Inc.1	319,584
9,220	Check Point Software Technologies Ltd.*1	536,235
32,320	EMC Corp.*1	894,941
14,240	Finisar Corp.*1	288,930
27,750	Intel Corp.1	745,920
3,680	International Business Machines Corp.1	723,966
1,301	Mastercard, Inc. - Class A1	546,420
20,400	NCR Corp.*1	443,088
29,320	Nuance Communications, Inc.*1	759,974
29,640	Procera Networks, Inc.*1	576,794
10,755	QUALCOMM, Inc.1	668,746
22,230	Seagate Technology PLC1	583,760
21,720	Synopsys, Inc.*1	661,808
15,610	Take-Two Interactive Software, Inc.*1	241,175
16,060	TIBCO Software, Inc.*1	465,258
3,182	Trimble Navigation Ltd.*1	160,023
		9,923,890

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS – 2.9%
11,011	Eastman Chemical Co.1	$596,025
41,441	Harry Winston Diamond Corp.*1	559,039
		1,155,064
	TELECOMMUNICATION SERVICES – 4.1%
28,549	AT&T, Inc.1	873,314
28,851	Vodafone Group PLC - ADR1	781,573
		1,654,887
	UTILITIES – 1.2%
13,636	NorthWestern Corp.1	473,578

	TOTAL COMMON STOCKS (Cost $34,050,550)	41,638,206

	EXCHANGE-TRADED FUNDS – 1.5%
8,200	iShares Russell 2000 Value Index Fund1	582,774

	TOTAL EXCHANGE-TRADED FUNDS (Cost $539,273)	582,774

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 4.1%
$1,658,706	UMB Money Market Fiduciary Fund, 0.01%1, 2	1,658,706

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,658,706)	1,658,706

	TOTAL INVESTMENTS – 108.7% (Cost $36,248,529)	43,879,686
	Liabilities in Excess of Other Assets – (8.7)%	(3,499,915)

	TOTAL NET ASSETS – 100.0%	$40,379,771

Number of Shares		Value

	SECURITIES SOLD SHORT – 101.9%
	COMMON STOCKS – 99.3%
	CONSUMER DISCRETIONARY – 22.3%
(10,310)	Bravo Brio Restaurant Group, Inc.*	(198,777)
(44,630)	Career Education Corp.*	(384,711)
(1,487)	Chipotle Mexican Grill, Inc.*	(580,257)
(12,010)	Citi Trends, Inc.*	(130,189)
(6,520)	Deckers Outdoor Corp.*	(487,435)
(23,415)	Gap, Inc.	(546,974)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
(10,870)	Johnson Controls, Inc.	$(354,688)
(14,650)	Lamar Advertising Co. - Class A*	(479,055)
(18,490)	Lowe's Cos., Inc.	(524,746)
(9,470)	Lululemon Athletica, Inc.*	(634,679)
(15,790)	National CineMedia, Inc.	(251,219)
(14,611)	Nordstrom, Inc.	(783,442)
(488)	NVR, Inc.*	(337,696)
(8,140)	Papa John's International, Inc.*	(302,482)
(23,741)	PulteGroup, Inc.*	(209,396)
(10,267)	Royal Caribbean Cruises Ltd.	(292,507)
(28,619)	Staples, Inc.	(419,555)
(10,106)	Target Corp.	(572,909)
(21,232)	Thomson Reuters Corp.	(615,303)
(2,400)	Toyota Motor Corp. - ADR	(198,504)
(9,140)	True Religion Apparel, Inc.*	(241,022)
(15,842)	Urban Outfitters, Inc.*	(449,754)
		(8,995,300)
	CONSUMER STAPLES – 9.2%
(9,080)	Campbell Soup Co.	(302,546)
(33,032)	ConAgra Foods, Inc.	(867,090)
(3,647)	Energizer Holdings, Inc.*	(278,813)
(15,657)	Kellogg Co.	(819,644)
(5,760)	Pricesmart, Inc.	(372,269)
(23,450)	Safeway, Inc.	(503,002)
(11,429)	Sanderson Farms, Inc.	(562,307)
		(3,705,671)
	ENERGY – 2.0%
(4,090)	Bristow Group, Inc.	(193,089)
(9,210)	Cameco Corp.	(226,198)
(5,350)	Dril-Quip, Inc.*	(374,446)
		(793,733)
	FINANCIALS – 0.8%
(38,277)	Banco Santander S.A. - ADR	(317,699)

	HEALTH CARE – 13.9%
(16,052)	Alere, Inc.*	(408,202)
(4,460)	AMERIGROUP Corp.*	(302,968)
(14,472)	AstraZeneca PLC - ADR	(649,648)
(7,570)	Baxter International, Inc.	(440,044)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
(8,827)	Becton, Dickinson and Co.	$(672,794)
(17,887)	Lincare Holdings, Inc.	(480,445)
(9,980)	Medco Health Solutions, Inc.*	(674,548)
(13,588)	Owens & Minor, Inc.	(407,096)
(3,750)	Quest Diagnostics, Inc.	(217,688)
(12,405)	Sanofi - ADR	(459,357)
(16,990)	Valeant Pharmaceuticals International, Inc.*	(898,941)
		(5,611,731)
	INDUSTRIALS – 19.1%
(13,835)	Avery Dennison Corp.	(421,968)
(3,110)	Canadian National Railway Co.	(239,439)
(24,368)	CSX Corp.	(511,972)
(8,790)	Eaton Corp.	(458,750)
(14,280)	EMCOR Group, Inc.	(396,984)
(15,773)	Fastenal Co.	(830,922)
(12,474)	General Dynamics Corp.	(913,471)
(48,735)	Heartland Express, Inc.	(705,195)
(17,372)	Ingersoll-Rand PLC	(692,795)
(7,900)	Kansas City Southern*	(549,682)
(5,250)	Navistar International Corp.*	(219,345)
(4,460)	Nordson Corp.	(245,166)
(34,821)	Pitney Bowes, Inc.	(631,305)
(23,741)	Republic Services, Inc.	(708,194)
(14,500)	SYKES Enterprises, Inc.*	(199,810)
		(7,724,998)
	INFORMATION TECHNOLOGY – 22.6%
(38,166)	Arris Group, Inc.*	(434,711)
(8,440)	ASML Holding N.V.	(384,442)
(9,059)	Badger Meter, Inc.	(291,428)
(8,450)	Blackbaud, Inc.	(266,598)
(28,120)	Ciena Corp.*	(419,550)
(24,710)	Compuware Corp.*	(222,637)
(42,649)	Dell, Inc.*	(737,828)
(24,460)	Fairchild Semiconductor International, Inc.*	(356,871)
(56,494)	Flextronics International Ltd.*	(398,283)
(14,472)	Infosys Ltd. - ADR	(834,745)
(11,880)	Jabil Circuit, Inc.	(306,860)
(12,753)	Lender Processing Services, Inc.	(281,076)
(50,896)	Logitech International S.A.*	(430,580)
(11,522)	Microchip Technology, Inc.	(415,599)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
(66,529)	Nokia OYJ - ADR	$(351,938)
(24,950)	NVIDIA Corp.*	(377,993)
(8,080)	Red Hat, Inc.*	(399,637)
(51,662)	SAIC, Inc.*	(631,310)
(8,340)	SAP A.G. - ADR	(563,867)
(4,880)	Solera Holdings, Inc.	(234,240)
(9,880)	Standard Microsystems Corp.*	(252,829)
(37,640)	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	(546,533)
		(9,139,555)
	MATERIALS – 4.2%
(8,640)	International Flavors & Fragrances, Inc.	(492,739)
(9,280)	Rock-Tenn Co. - Class A	(654,147)
(3,250)	Scotts Miracle-Gro Co. - Class A	(152,230)
(6,990)	Sonoco Products Co.	(229,552)
(12,288)	Titanium Metals Corp.	(180,142)
		(1,708,810)
	TELECOMMUNICATION SERVICES – 4.1%
(29,432)	America Movil S.A.B. de C.V. - ADR	(704,602)
(13,218)	Telefonica S.A. - ADR	(225,896)
(12,730)	Verizon Communications, Inc.	(485,140)
(20,180)	Windstream Corp.	(243,774)
		(1,659,412)
	UTILITIES – 1.1%
(11,382)	Exelon Corp.	(444,695)

	TOTAL COMMON STOCKS (Proceeds $37,472,783)	(40,101,604)

	EXCHANGE-TRADED FUNDS – 2.6%
(7,270)	iShares S&P Global Financials Sector Index Fund	(301,341)
(5,924)	SPDR S&P Metals & Mining ETF	(307,337)
(8,007)	SPDR S&P Pharmaceuticals ETF	(448,072)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $942,730)	(1,056,750)

	TOTAL SECURITIES SOLD SHORT (Proceeds $38,415,513)	$(41,158,354)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

* Non-income producing security.
1 Long security positions with a value of $43,879,686 have been segregated in connection with securities sold short.
2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Market Neutral Fund
SUMMARY OF INVESTMENTS
As of February 29, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	24.6%
Industrials	22.0%
Consumer Discretionary	19.3%
Health Care	15.0%
Consumer Staples	9.4%
Telecommunication Services	4.1%
Financials	3.3%
Materials	2.9%
Energy	1.3%
Utilities	1.2%
Total Common Stocks	103.1%
Exchange-Traded Funds	1.5%
Short-Term Investments	4.1%
Total Investments	108.7%
Liabilities in Excess of Other Assets	(8.7)%
Total Net Assets	100.0%

See accompanying Notes to Schedules of Investments

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.3%
	CONSUMER DISCRETIONARY – 15.2%
251	AFC Enterprises, Inc.*	$4,014
283	Bebe Stores, Inc.	2,536
576	Benihana, Inc.	5,985
759	Carrols Restaurant Group, Inc.*	9,017
194	Churchill Downs, Inc.	10,127
98	Dorman Products, Inc.*	4,450
61	Fisher Communications, Inc.*	1,749
337	Global Sources Ltd.*	1,796
421	Knology, Inc.*	7,506
509	Marcus Corp.	6,133
685	Marine Products Corp.	4,261
584	Outdoor Channel Holdings, Inc.	4,117
87	Papa John's International, Inc.*	3,233
94	Saga Communications, Inc. - Class A*	3,527
639	Speedway Motorsports, Inc.	9,917
77	Standard Motor Products, Inc.	1,749
162	VOXX International Corp.*	2,072
		82,189
	CONSUMER STAPLES – 2.9%
569	Ingles Markets, Inc. - Class A	10,168
355	National Beverage Corp.*	5,684
		15,852
	ENERGY – 5.5%
216	Delek U.S. Holdings, Inc.	2,853
147	Golar LNG Ltd.	6,243
17	OYO Geospace Corp.*	1,871
195	REX American Resources Corp.*	5,981
246	Targa Resources Corp.	10,930
273	Union Drilling, Inc.*	1,840
		29,718
	FINANCIALS – 17.2%
595	Bancorp, Inc.*	4,950
1,156	Beneficial Mutual Bancorp, Inc.*	10,485
409	Calamos Asset Management, Inc. - Class A	5,014
87	Credit Acceptance Corp.*	8,375
72	Enstar Group Ltd.*	6,982
24	Epoch Holding Corp.	599
173	First Defiance Financial Corp.	2,706
105	First Financial Corp.	3,359
383	HFF, Inc. - Class A*	5,519

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
720	Investors Bancorp, Inc.*	$10,461
68	Lakeland Financial Corp.	1,715
215	MarketAxess Holdings, Inc.	7,121
551	Mission West Properties, Inc. - REIT	5,510
583	Northfield Bancorp, Inc.	8,034
139	Peoples Bancorp, Inc.	2,248
30	ProAssurance Corp.	2,633
132	Union First Market Bankshares Corp.	1,832
355	United Financial Bancorp, Inc.	5,627
		93,170
	HEALTH CARE – 7.6%
536	Assisted Living Concepts, Inc. - Class A	8,603
206	Cantel Medical Corp.	4,159
572	Cross Country Healthcare, Inc.*	3,238
163	CryoLife, Inc.*	888
233	Cynosure, Inc. - Class A*	4,145
52	Medtox Scientific, Inc.*	806
822	Select Medical Holdings Corp.*	6,921
479	Triple-S Management Corp. - Class B*	11,338
12	WellCare Health Plans, Inc.*	814
		40,912
	INDUSTRIALS – 26.7%
155	Aceto Corp.	1,285
66	Amerco, Inc.	6,873
87	American Railcar Industries, Inc.*	2,566
1	Astronics Corp. - Class B*	33
113	Blount International, Inc.*	1,938
113	Cascade Corp.	6,016
186	Columbus McKinnon Corp.*	3,097
263	Courier Corp.	2,835
170	CRA International, Inc.*	4,048
83	Cubic Corp.	3,967
718	Franklin Covey Co.*	6,318
149	G&K Services, Inc. - Class A	4,966
349	Generac Holdings, Inc.*	8,879
709	GP Strategies Corp.*	11,103
55	Hurco Cos., Inc.*	1,311
147	Interline Brands, Inc.*	3,022
105	Kadant, Inc.*	2,293
227	LMI Aerospace, Inc.*	4,619
34	McGrath Rentcorp	1,080

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
81	Met-Pro Corp.	$718
47	NACCO Industries, Inc. - Class A	4,597
112	Park-Ohio Holdings Corp.*	2,100
310	Patriot Transportation Holding, Inc.*	6,975
367	Pike Electric Corp.*	3,277
54	Raven Industries, Inc.	3,405
55	Robbins & Myers, Inc.	2,685
430	Rollins, Inc.	8,712
13	Teledyne Technologies, Inc.*	775
241	Textainer Group Holdings Ltd.	8,006
208	Trimas Corp.*	5,040
237	Unifirst Corp.	14,239
508	Universal Truckload Services, Inc.	7,920
		144,698
	INFORMATION TECHNOLOGY – 18.6%
467	Actuate Corp.*	2,821
38	Cardtronics, Inc.*	1,010
199	Cray, Inc.*	1,586
1,339	Deltek, Inc.*	14,769
562	Electro Rent Corp.	10,144
152	ExlService Holdings, Inc.*	4,229
231	GSI Group, Inc.*	2,654
492	Guidance Software, Inc.*	5,614
795	Hackett Group, Inc.*	3,832
312	Insight Enterprises, Inc.*	6,521
53	Kenexa Corp.*	1,473
32	Liquidity Services, Inc.*	1,384
70	MTS Systems Corp.	3,438
171	Multi-Fineline Electronix, Inc.*	4,507
690	PC Connection, Inc.	6,168
239	Perficient, Inc.*	2,887
117	PROS Holdings, Inc.*	2,051
497	SS&C Technologies Holdings, Inc.*	10,298
817	TechTarget, Inc.*	5,637
130	Tessera Technologies, Inc.*	2,184
269	Verint Systems, Inc.*	7,395
		100,602
	MATERIALS – 2.1%
49	Chemtura Corp.*	760
92	H.B. Fuller Co.	2,772
74	Koppers Holdings, Inc.	2,785

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
196	Landec Corp.*	$1,235
170	Tredegar Corp.	3,951
		11,503
	UTILITIES – 1.5%
190	Southwest Gas Corp.	8,104

	TOTAL COMMON STOCKS (Cost $517,713)	526,748

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 8.9%
$48,352	UMB Money Market Fiduciary Fund, 0.01%1	48,352

	TOTAL SHORT-TERM INVESTMENTS (Cost $48,352)	48,352

	TOTAL INVESTMENTS – 106.2% (Cost $566,065)	575,100
	Liabilities in Excess of Other Assets – (6.2)%	(33,513)

	TOTAL NET ASSETS – 100.0%	$541,587

REIT – Real Estate Investment Trusts

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.
See accompanying Notes to Schedules of Investments

Zacks Small-Cap Core Fund
SUMMARY OF INVESTMENTS
As of February 29, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	26.7%
Information Technology	18.6%
Financials	17.2%
Consumer Discretionary	15.2%
Health Care	7.6%
Energy	5.5%
Consumer Staples	2.9%
Materials	2.1%
Utilities	1.5%
Total Common Stocks	97.3%
Short-Term Investments	8.9%
Total Investments	106.2%
Liabilities in Excess of Other Assets	(6.2)%
Total Net Assets	100.0%

See accompanying Notes to Schedules of Investments

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

Note 1 – Organization
Zacks All-Cap Core Fund (formerly known as Zacks Multi-Cap Opportunities Fund), Zacks Market Neutral Fund and Zacks Small-Cap Core Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Short Sales – The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 29, 2012 (Unaudited)

retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Note 3 – Federal Income Taxes
At February 29, 2012, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:
	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund

Cost of investments	$20,019,824	$36,925,240	$566,193

Proceeds from securities sold short	$-	$(37,641,977)	$-

Gross unrealized appreciation	$4,399,274	$9,011,537	$21,636
Gross unrealized depreciation	(275,125)	(4,943,468)	(12,729)
Net unrealized appreciation on investments and securities sold short	$4,124,149	$4,068,069	$8,907

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 29, 2012 (Unaudited)

valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2012, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks1	$22,996,037	$-	$-	$22,996,037
Exchange Traded Funds	2,608	-	-	2,608
Short-Term Investments	1,145,328	-	-	1,145,328
Total Investments in Securities	$24,143,973	$-	$-	$24,143,973

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities - Long
Common Stocks1	$41,638,206	$-	$-	$41,638,206
Exchange Traded Funds	582,774	-	-	582,774
Short-Term Investments	1,658,706	-	-	1,658,706
Total Investments in Securities	$43,879,686	$-	$-	$43,879,686

Investments in Securities - Short
Common Stocks1	$(40,101,604)	$-	$-	$(40,101,604)
Exchange Traded Funds	(1,056,750)	-	-	(1,056,750)
Total Investments in Securities	$(41,158,354)	$-	$-	$(41,158,354)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks1	$526,748	$-	$-	$526,748
Short-Term Investments	48,352	-	-	48,352
Total Investments in Securities	$575,100	$-	$-	$575,100

*	The Funds did not hold any Level 2 or Level 3 securities at February 29, 2012.
1
All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments. There were no transfers between levels for the period ended February 29, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	4/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	4/27/2012

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	4/27/2012

* Print the name and title of each signing officer under his or her signature.